Note 11 - Share Capital and Share Base Payments (Details Textual) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Oct. 22, 2019	Oct. 21, 2019	Jul. 17, 2019	Jul. 05, 2019	Apr. 18, 2019	Feb. 08, 2019	Nov. 29, 2018	Oct. 25, 2018	Sep. 20, 2018	Dec. 30, 2017	Oct. 21, 2017	Jul. 13, 2017	Jun. 14, 2017	Feb. 10, 2017	Jan. 24, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Issued capital	€ 3,941,281.05	€ 3,197,000	[1]	€ 2,880,000
Total number of shares issued (in shares)	78,811,114
Par value per share (in EUR per share)	€ 0.05	€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05
Convertible preferred shares, vesting period (Year)	1 year
Convertible preferred shares, retention period (Year)	2 years
Proceeds from issuing shares	€ 621,000
Payments for the issuing of shares	2,150,000
Treasury shares	18,575
Expense from share-based payment transactions with employees	3,826,000	€ 2,707,000		€ 9,985,000
Social security contributions	569,000	68,000
AGA Management 2016-1 / AGA Management 2016-2 / AGA Employees 2016-1 / AGA Employees 2016-2 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	1,351,000	1,392,000		4,383,000
AGA Employees 2017 1 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	52,152,000	456,000
AGAP Management 2016-1 / AGAP Employees 2016-1 / AGAP Management 2016-2 / AGAP Management 2017 / AGAP Employees 2017 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	252	567		5,327,000
AGA Bonus 2017 and AGA Bonus 2018 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	190,000	€ 208,000		189,000
Percentge of annual variable compensation		50.00%
Percentage of premium increased		30.00%
AGA Perf Employees 2018 / AGA Perf Management 2018 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	782,000	€ 84,000
AGA Employees 2018-1 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	579,000
AGA New Members 2017-1 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	29,000
AGA Perf Employees 2019 / AGA Perf Management 2019 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	152,000
AGA bonus 2019-1 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	€ 339,000
Percentge of annual variable compensation	50.00%
Percentage of premium increased	30.00%
BSAAR [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees	€ 0
Share-based payment transactions with employees, awards, expected term (Year)	10 years
The 2016 free preferred shares [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares)	6,926
Par value per share (in EUR per share)	€ 0.05
The 2017 free preferred shares [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares)	7,581
Par value per share (in EUR per share)	€ 0.05

[1]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.